Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated Deficit [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2021	$ 158,129	$ 5,680	$ 1,606	$ (117,457)	$ 47,958	$ (1,533)	$ 46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts	$ 98				98		98
Shares issued for settlement of debts, (In Shares)	165,889
Shares issued for financing	$ 373				373		373
Shares issued for financing, (In Shares)	909,901
Shares issued for cash, net of share issuance costs	$ 3,867				3,867		3,867
Shares issued for cash, net of share issuance costs, (In Shares)	17,948,718
Stock options exercised	$ 258	(111)			147		147
Stock options exercised, (In Shares)	450,000
Shares issued for share-based payments	$ 1,196	(1,651)			(455)		(455)
Shares issued for share-based payments, (In Shares)	1,723,620
Warrants issued			94		94		94
Share-based compensation expense (Note 12)		2,104			2,104		2,104
Net loss for the period				(2,009)	(2,009)	2,037	28
Ending balance, value at May. 31, 2022	$ 163,921	6,022	1,700	(119,466)	52,177	504	52,681
Balance, number (in shares) at May. 31, 2022	276,068,684
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 25	430			455		455
Shares issued for share-based payments, (In Shares)	77,500
Withholding tax impact on share-based compensation payments		(636)			(636)		(636)
Share-based compensation expense (Note 12)		1,009			1,009		1,009
Net loss for the period				(4,207)	(4,207)	1,857	(2,350)
Ending balance, value at Aug. 31, 2022	$ 163,946	6,825	1,700	(123,673)	48,798	2,361	51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for cash, net of share issuance costs	$ 105				105		105
Shares issued for cash, net of share issuance costs, (In Shares)	200,000
Shares issued for cashless exercise of options	$ 90	(90)
Shares issued for cashless exercise of options, (In shares)	155,619
Shares issued for share-based payments	$ 509	(514)			(5)		(5)
Shares issued for share-based payments, (In Shares)	810,469
Share-based compensation expense (Note 12)		2,138			2,138		2,138
Withholding tax impact on restricted share units ("RSUs")		87			87		87
Net income for the period				849	849	3,887	4,736
Ending balance, value at May. 31, 2023	$ 164,650	$ 8,446	$ 1,700	$ (122,824)	$ 51,972	$ 6,248	$ 58,220
Balance, number (in shares) at May. 31, 2023	277,312,272